Property, Plant And Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment
12.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2013	December 31, 2012
Cost	7,731.7	12,868.5
Accumulated depreciation and amortization	(2,798.7)	(5,479.6)

	4,933.0	7,388.9

Mining properties, mine development costs, mine plant facilities and mineral interests	4,594.5	6,344.5
Asset retirement costs	86.4	119.3
Other non-mining assets	252.1	925.1

	4,933.0	7,388.9

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:

	December 31, 2013	December 31, 2012
South African operations	61.6	45.5
Tarkwa Mine	12.9	13.5
Cerro Corona	67.6	71.6

	142.1	130.6

Depreciation charge on property, plant and equipment for continuing operations amounted to $568.5 million (fiscal year ended December 31, 2012: $425.8 million and fiscal year ended December 31, 2011: $421.4 million).

Fleet assets in Ghana with a cost of $80.7 million have been pledged as security for the $60 million senior secured revolving credit facility. Refer note 16(f).